Segment reporting	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment reporting	Segment reporting:
The Company and the Bank are engaged in the business of banking and provide a full range of financial services. The Company determines reportable segments based on the significance of the segment’s operating results to the overall Company, the products and services offered, customer characteristics, processes and service delivery of the segments and the regular financial performance review and allocation of resources by the Chief Executive Officer (“CEO”), the Company’s chief operating decision maker. The Company has identified two distinct reportable segments—Banking and Mortgage. The Company’s primary segment is Banking, which provides a full range of deposit and lending products and services to corporate, commercial and consumer customers. The Company offers full-service conforming residential mortgage products, including conforming residential loans and services through the Mortgage segment. Additionally, the Mortgage segment includes the servicing of residential mortgage loans and the packaging and securitization of loans to governmental agencies. The Company’s mortgage division represents a distinct reportable segment which differs from the Company’s primary business of commercial and retail banking.
The financial performance of the Mortgage segment is assessed based on results of operations reflecting direct revenues and expenses in addition to allocated expenses. This approach gives management a better indication of the operating performance of the segment. When assessing the Banking segment’s financial performance, the CEO utilizes reports with indirect revenues and expenses including but not limited to the investment portfolio, electronic delivery channels and areas that primarily support the banking segment operations. Therefore these are included in the results of the Banking segment. Other indirect revenue and expenses related to general administrative areas are also included in the internal financial results reports of the Banking segment utilized by the CEO for analysis and are thus included for Banking segment reporting. The Mortgage segment utilizes funding sources from the Banking segment in order to fund mortgage loans that are ultimately sold on the secondary market. The Mortgage segment uses the proceeds from loan sales to repay obligations due to the Banking segment.
During the first quarter of 2019, the Company's Board of Directors approved management's strategic plan to exit its wholesale mortgage delivery channels. On June 7, 2019, the Company completed the sale of its third party origination ("TPO") channel and on August 1, 2019, the Company completed the sale of its correspondent channel. The Mortgage segment incurred $1,995 in restructuring and miscellaneous charges, during the year ended December 31, 2019, related to these sales. The restructuring charges include a one time charge of $100 in relief of goodwill associated with the TPO channel.
During the first quarter of 2021, the Company re-evaluated its business segments and revised to align all mortgage activities with the Mortgage segment. Previously, the Company had attributed retail mortgage activities originating from geographical locations within the footprint of the Company's branches to the Banking segment. Previously reported results for the years ended December 31, 2020, 2019 and 2018 have been revised to reflect this realignment. The impact of this change on previously reported segment results reflects the reclassification of mortgage retail footprint total net contribution of $26,416, $7,213 and $3,789 from the Banking segment to the Mortgage segment for the years ended December 31, 2020, 2109 and 2018, respectively.
The following tables recast segment financial information under the revised methodology for the years ended December 31, 2020, 2019, and 2018 as follows:

Year Ended December 31, 2020	Banking(4)	Mortgage	Consolidated
Net interest income	$265,581	$77	$265,658
Provisions for credit losses(1)	107,967	—	107,967
Mortgage banking income	—	289,702	289,702
Change in fair value of mortgage servicing rights, net of hedging(2)	—	(34,374)	(34,374)
Other noninterest income	46,527	—	46,527
Depreciation and amortization	6,425	584	7,009
Amortization of intangibles	5,323	—	5,323
Other noninterest mortgage banking expense	—	150,808	150,808
Other noninterest expense(3)	212,890	1,055	213,945
Income before income taxes	$(20,497)	$102,958	$82,461
Income tax expense			18,832
Net income applicable to FB Financial Corporation and noncontrolling interest			$63,629
Net income applicable to noncontrolling interest			8
Net income applicable to FB Financial Corporation			$63,621
Total assets	$10,254,324	$953,006	$11,207,330
Goodwill	242,561	—	242,561
(1)Included $13,361 in provision for credit losses on unfunded commitments.
(2)Included in mortgage banking income in the Company's consolidated statements of income.
(3)Included $33,824 of merger costs in the Banking segment related to the acquisition and integration of Farmers National and Franklin, and $1,055 of merger costs in the Mortgage segment related to the Franklin merger.
(4)Banking segment includes noncontrolling interest.

Year Ended December 31, 2019	Banking	Mortgage	Consolidated
Net interest income	$226,098	$(62)	$226,036
Provisions for credit losses	7,053	—	7,053
Mortgage banking income	—	117,905	117,905
Change in fair value of mortgage servicing rights, net of hedging(1)	—	(16,989)	(16,989)
Other noninterest income	34,481	—	34,481
Depreciation and amortization	4,670	506	5,176
Amortization of intangibles	4,339	—	4,339
Other noninterest mortgage banking expense	—	88,673	88,673
Other noninterest expense(2)	144,658	1,995	146,653
Income before income taxes	$99,859	$9,680	$109,539
Income tax expense			25,725
Net income			$83,814
Total assets	$5,700,558	$424,363	$6,124,921
Goodwill	169,051	—	169,051
(1)Included in mortgage banking income in the Company's consolidated statements of income.
(2)Includes $5,385 in merger costs in the Banking segment related to the Atlantic Capital branch acquisition and $1,995 in mortgage restructuring charges in the Mortgage segment.

Year Ended December 31, 2018	Banking	Mortgage	Consolidated
Net interest income	$204,517	$(449)	$204,068
Provisions for credit losses	5,398	—	5,398
Mortgage banking income	—	109,334	109,334
Change in fair value of mortgage servicing rights, net of hedging(1)	—	(8,673)	(8,673)
Other noninterest income	29,981	—	29,981
Depreciation and amortization	3,827	507	4,334
Amortization of intangibles	3,185	—	3,185
Other noninterest mortgage banking expense	—	94,739	94,739
Other noninterest expense(2)	121,200	—	121,200
Income before income taxes	$100,888	$4,966	$105,854
Income tax expense			25,618
Net income			$80,236
Total assets	$4,713,346	$423,418	$5,136,764
Goodwill	137,090	100	137,190
(1)Included in mortgage banking income in the Company's consolidated statements of income.
(2)Included $1,594 in merger costs and $671 in costs related to follow-on secondary offering in the Banking segment.
Our Banking segment provides our Mortgage segment with a warehouse line of credit that is used to fund mortgage loans held for sale. The warehouse line of credit, which is eliminated in consolidation, had a prime interest rate of 3.25% and 4.75% as of December 31, 2020 and 2019, respectively, and is limited based on interest income earned by the Mortgage segment. The amount of interest paid by our Mortgage segment to our Banking segment under this warehouse line of credit is recorded as interest income to our Banking segment and as interest expense to our Mortgage segment, both of which are included in the calculation of net interest income for each segment. The amount of interest paid by our Mortgage segment to our Banking segment under this warehouse line of credit was $14,810, $11,183 and $16,057 for the years ended December 31, 2020, 2019 and 2018, respectively.